Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - February | iShares Russell 2000 ETF, Expiration: 01/29/2027; Exercise Price: $2.60 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.30%
Innovator U.S. Small Cap Power Buffer ETF™ - February | iShares Russell 2000 ETF, Expiration: 01/29/2027; Exercise Price: $259.65 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Innovator U.S. Small Cap Power Buffer ETF™ - February | iShares Russell 2000 ETF, Expiration: 01/29/2027; Exercise Price: $220.70 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.90%)
Innovator U.S. Small Cap Power Buffer ETF™ - February | iShares Russell 2000 ETF, Expiration: 01/29/2027; Exercise Price: $305.43 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.50%)